LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loans entity d	Dec. 31, 2021 USD ($) loans entity	Dec. 31, 2020 USD ($) loans entity	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 3,346,000	$ 0	$ 0
Adjusted Interest Rates	3,106,000	0	0
Combined Rate And Maturity	0	0	0
Forebearance Agreements	4,477,000	7,328,000	4,759,000
Other	2,271,000	5,378,000	11,765,000
Total	$ 13,290,000	$ 19,429,000	$ 17,202,000
Number of Restructured Loans | loans	134	150	155
Restructured loans, Number of Loans | loans	25	35	45
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 17,795,000	$ 27,776,000	$ 17,323,000
Restructured loans, Period End Balance	$ 13,290,000	$ 19,429,000	$ 17,202,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	2	1	1
Restructured loans with payment default within 12 months of modification, Period End Balance		$ 200,000	$ 29,000
Total restructured loans	$ 21,000,000	27,600,000	21,800,000
Restructured Loans, Accrual Status	11,000,000	11,600,000	7,100,000
Restructured Loans, Nonaccrual Status	10,000,000	16,000,000	14,700,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	0	200,000		$ 300,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	5,000,000	6,300,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 5,600,000	5,000,000
Restructured loans performance threshold (days) | d	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 0	16,500,000	320,200,000
Bankruptcies	90,000	6,723,000	678,000
Payment Deferral [Member] | Interest only payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			291,500,000
Payment Deferral [Member] | Full principal and Interest payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			$ 28,700,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans			8
Restructured loans, Restructured loans, Pre-Modification Loan Balance		9,311,000	$ 14,984,000
Restructured loans, Period End Balance		$ 8,039,000	14,984,000
Financing Receivable, Modifications, Number of Contracts | loans	6	7
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 10,049,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 8,825,000
Commercial | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | entity		2
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			$ 312,500,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 0	$ 0
Restructured loans, Period End Balance		$ 0	$ 0
Financing Receivable, Modifications, Number of Contracts | loans	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		8	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 16,850,000	$ 0
Restructured loans, Period End Balance		$ 9,807,000	$ 0
Financing Receivable, Modifications, Number of Contracts | loans	2
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 6,337,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 3,115,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		17	24
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 1,585,000	$ 1,953,000
Restructured loans, Period End Balance		$ 1,553,000	$ 1,847,000
Financing Receivable, Modifications, Number of Contracts | loans	15
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,376,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,317,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		2	11
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 30,000	$ 351,000
Restructured loans, Period End Balance		$ 30,000	$ 349,000
Financing Receivable, Modifications, Number of Contracts | loans	1
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 32,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 32,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		1	2
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 0	$ 35,000
Restructured loans, Period End Balance		$ 0	$ 22,000
Financing Receivable, Modifications, Number of Contracts | loans	1
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,000
Installment | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity			53
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			$ 7,700,000
Hotel [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			$ 186,200,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent			58.20%
Franchise [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount			$ 44,300,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent			13.80%